Schedule of lease cost recognized of consolidated statements of income (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Right-of-use Assets And Lease Liabilities
Operating lease cost	$ 123,731	$ 160,121	$ 45,740
Interest of lease liabilities			$ 2,919